Summary of significant accounting policies - Additional information (Details) ¥ in Millions			12 Months Ended								41 Months Ended
	Apr. 01, 2019	Apr. 30, 2018	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) ¥ / $	Sep. 30, 2020 USD ($) ¥ / $	Sep. 30, 2019 USD ($) ¥ / $	Sep. 30, 2021 USD ($) ¥ / $	Sep. 30, 2021 CNY (¥) ¥ / $	Oct. 01, 2019 USD ($)	Sep. 30, 2018 USD ($)
Accounting Policies [Line Items]
Distribute percentage of earnings after eliminating Variable interest entity accumulated losses								95.00%
Percentage of Variable interest entity after tax net income gain loss								10.00%
Percentage of service fee is subject value added sales tax								6.00%
Percentage of service fee is subject value added other taxe								12.00%
Percentage of service fee is subject value added tax								6.00%			6.00%	6.00%
Subject to corporate income tax maximum percentage of net income loss								25.00%
Restricted cash								$ 0	$ 1,617,000		$ 0
Restricted cash utilized									1,617,000
Cash, FDIC insured amount								77,599			77,599	¥ 0.5
Allowance for doubtful accounts								8,094	119,199	$ 0	8,094			$ 0
Inventory reserve								0	18,442		0
Allowance for doubtful debts relating to advances to suppliers								0	723,655
Impairment of long-lived assets								0	0	0
Amortization expenses			$ 0	$ 0	$ 0	$ 7,449	$ 32,626	46,085	42,758	$ 3,539
Contract liabilities, current								12,177	1,160		12,177
Cash maintained with People's Republic of China								3,985,359	1,964,958		3,985,359
Cash equivalents								77,599			77,599	¥ 0.5
Operating lease liabilities								761,325	248,888		761,325		$ 300,000
ROU assets								$ 776,665	$ 278,396		$ 776,665		$ 300,000
Exchange rates (per RMB1) | ¥ / $								0.1552	0.1470		0.1552	0.1552
Average exchange rates | ¥ / $								0.1540	0.1427	0.1454
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%										12% or 16%
Investment Interest Rate								2.00%			2.00%	2.00%
Short-term deposit								$ 2,793,556	$ 0		$ 2,793,556
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses								$ 235,956	$ 202,171	$ 233,543